Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended					12 Months Ended
	Jul. 31, 2024	Jun. 30, 2025	Jan. 31, 2025	Jun. 30, 2024	Jan. 31, 2024	Jan. 31, 2024	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (3,947)		$ (67,824)
Changes in operating assets and liabilities：
Net cash provided by operating activities	(3,947)		(67,824)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts due to a related party	3,947		67,824
Net cash used in financing activities	3,947		67,824
Net decrease in cash and restricted cash
Cash and cash equivalents and restricted cash, at beginning of period
Cash and cash equivalents and restricted cash, at end of period
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOWS INFORMATION
General and administrative expenses paid by a related party	3,947		67,824
Titan Pharmaceuticals Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ (1,252,000)		$ (3,153,000)			$ (4,706,000)		$ (5,569,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment				5,000			5,000		112,000
Gain on sale of assets									(1,755,000)
Stock-based compensation									1,013,000
Amortization of restricted stock									25,000
Other				(2,000)			(2,000)		(2,000)
Changes in operating assets and liabilities：
Accounts receivable				8,000			46,000		(10,000)
Notes receivable				1,000,000			1,000,000
Prepaid expenses and other current assets		(75,000)		(21,000)			169,000		177,000
Accounts payable		16,000		8,000			(145,000)		(476,000)
Other accrued liabilities		(236,000)		(514,000)			(235,000)		(423,000)
Deferred grant revenue				(12,000)			(12,000)		(184,000)
Net cash provided by operating activities		(1,547,000)		(2,681,000)			(3,880,000)		(7,092,000)
CASH FLOWS FROM INVESTING ACTIVITY:
Cash proceeds from sale of assets									734,000
Purchase of property and equipment									(2,000)
Net cash used in investing activity									732,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock		1,600,000							9,500,000
Repayment to a related party							(62,000)
Proceeds from short-term loans									750,000
Payments on behalf of related party		(81,000)							(250,000)
Net cash used in financing activities		1,519,000					(62,000)		10,000,000
Net decrease in cash and restricted cash		(28,000)		(2,681,000)			(3,942,000)		3,640,000
Cash and cash equivalents and restricted cash, at beginning of period		2,831,000		6,773,000			6,773,000		3,133,000
Cash and cash equivalents and restricted cash, at end of period		2,803,000		4,092,000			2,831,000		6,773,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid				13,000			13,000		21,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOWS INFORMATION
Inventory transferred with sale of assets									106,000
Property and equipment, net, transferred with sale of assets									109,000
Notes receivable received in connection with sale of assets									1,000,000
Note payable converted to common stock							500,000
Note payable to related party converted to common stock				500,000
Other accrued liabilities transferred with sale of assets									236,000
Accrued interest net of tax converted to common stock				5,000			4,000
Other accrued liabilities related to stock-based compensation									310,000
Issuance of common stock upon conversion of preferred stock		2,196,000
Disposal of fully depreciated property and equipment				$ 711,000
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE UNAUDITED CONSOLIDATED BALANCE SHEET
Cash		$ 2,803,000					2,831,000		6,760,000
Restricted cash									13,000
Total cash, cash equivalents and restricted cash							$ 2,831,000		$ 6,773,000
BSKE Limited [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(3,947)
Changes in operating assets and liabilities：
Net cash provided by operating activities	(3,947)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts due to a related party	3,947
Net cash used in financing activities	3,947
Net decrease in cash and restricted cash
Cash and cash equivalents and restricted cash, at beginning of period
Cash and cash equivalents and restricted cash, at end of period
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOWS INFORMATION
General and administrative expenses paid by a related party	3,947
TALENTEC SDN. BHD. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income			294,968		$ 58,172	$ 58,172		153,227		$ 11,686
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment			6,151		14			257		48
Allowance for doubtful accounts								19,494
Reversal for credit losses			(856)
Amortization of right-of-use assets			14,080		23,472			35,417		45,690
Interest expense			1,910		13,986			3,578		51,091
Other								(82,896)		(15,791)
Changes in operating assets and liabilities：
Accounts receivable			(40,571)		30,672			(114,571)		298,542
Contract assets			3,536		4,191			870		711
Deferred costs			225,816		64,234			(55,299)		(85,314)
Prepaid expenses and other current assets			(16,395)		21,007			2,999		(20,654)
Operating lease liabilities			(14,081)		(23,953)			(36,214)		(46,688)
Accounts payable			60,169		78,019			53,089		(2,926)
Contract liabilities			(312,907)		(153,838)			49,455		42,647
Accrued expenses and other payables			(32,575)		5,549			79,252		13,642
Net cash provided by operating activities			189,245		121,525			191,554		308,475
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of property and equipment			(113,489)					(1,526)
Net cash used in investing activity			(113,489)					(1,526)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock								800,000
Amounts due to a related party						112,259				33,318
Repayment to a related party					(122,950)	(122,950)		(143,602)		(177,695)
Repayment of bank overdrafts					(15,094)			(127,106)		(56,849)
Proceeds from notes payable								35,072		103,945
Repayment of notes payable			(264,286)		(20,286)
Payments on behalf of related party						(15,094)		(127,106)		(56,849)
Loans provided by a related party					112,259
Payment for deferred offering cost			(123,827)
Repayments of long-term borrowings			(37,991)		(74,376)			(119,594)		(205,563)
Proceeds of loans provided by a related party								111,690		33,318
Net cash used in financing activities			(426,104)		(120,447)			556,460		(302,844)
Effect of exchange rate changes			53,916		(26,147)			(60,531)		(6,536)
Net decrease in cash and restricted cash			(296,432)		(25,069)			685,957		(905)
Cash and cash equivalents and restricted cash, at beginning of period			1,234,030		548,073	548,073		548,073		548,978
Cash and cash equivalents and restricted cash, at end of period	1,234,030		937,598		523,004	523,004		1,234,030		548,073
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid
Interest paid			2,106		9,240			21,004		18,437
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOWS INFORMATION
Lease liability arising from obtaining right-of-use asset			190,518
Reclassification from due to a related party to accrued expenses and other current liabilities (refer to note 11)			375,150
Payment of professional fees by a related party								355,450
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE UNAUDITED CONSOLIDATED BALANCE SHEET
Cash	684,497		371,963		4,250	4,250		684,497		3,353
Restricted cash	549,533		565,635		518,754	518,754		549,533		544,720
Total cash, cash equivalents and restricted cash	$ 1,234,030		$ 937,598		$ 523,004	$ 523,004		$ 1,234,030		$ 548,073